ADOPTION OF NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS
5. ADOPTION OF NEW ACCOUNTING STANDARDS

(a)Accounting policies adopted in 2020

Effective January 31, 2020, in conjunction with the acquisition of Detour, the Company adopted a new accounting policy in relation to production phase stripping costs incurred at open pit mining operations, in line with the requirements of IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine, which is discussed in note 3(i) under the Deferred stripping costs section.

As part of the Detour acquisition on January 31, 2020, the Company acquired an electricity contract under which the Detour Lake mine is paying below market rates over a five year period. This represents an intangible asset in the form of a contract asset and as such, an accounting policy for intangibles was adopted by the Company. Refer to note 3(j) for a description of the Company's Intangibles accounting policy.

(b)New accounting standards and amendments effective in 2020

The Company has adopted the following amendments to accounting standards, effective January 1, 2020. These changes were made in accordance with the applicable transitional provisions.
IFRS 3, Business Combinations

The IASB issued an amendment to IFRS 3, Business Combinations to facilitate companies in assessing whether the activities and assets that they acquire under a transaction are the acquisition of a group of assets or a business. The amendment confirmed that a business must include inputs and process and clarified that the process must be substantive; and the inputs and process must together significantly contribute to creating outputs. In addition, the amendment narrowed the definition of a business and added an optional concentration test that can be performed to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets. The amendment was adopted by the Company prospectively effective January 1, 2020 and was applied in relation to the Detour acquisition at January 31, 2020 and the transaction was determined to be the acquisition of a business.

(c)Standards and amendments issued but not yet effective or adopted

IAS 16, Property, Plant and Equipment

The IASB issued an amendment to IAS 16, Property, Plant and Equipment to prohibit the deducting from property, plant and equipment amounts received from selling items produced while preparing an asset for its intended use. Instead, sales proceeds and its related costs must be recognized in profit or loss. The amendment will require companies to distinguish between costs associated with producing and selling items before the item of property, plant and equipment is available for use and costs associated with making the item of property, plant and equipment available for its intended use. The amendment is effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The amendment is not currently applicable.

IAS 1, Presentation of Financial Statements

The IASB issued an amendment to IAS 1, Presentation of Financial Statements to clarify one of the requirements under the standard for classifying a liability as non-current in nature, specifically the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. The amendment includes:

(i) specifying that an entity’s right to defer settlement must exist at the end of the reporting period; (ii) clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement; (iii) clarifying how lending conditions affect classification; and (iv) clarifying requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments. An assessment will be performed prior to the effective date of January 1, 2023 to determine the impact to the Company's financial statements.